GOVERNMENT GRANTS (Disclosure of government grants received or receivable) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Total government grants received	$ 0	$ 418,213
National Research Council [Member]
Disclosure of transactions between related parties [line items]
Total government grants received	0	46,322
Public Works And Government Services Canada [Member]
Disclosure of transactions between related parties [line items]
Total government grants received	$ 0	304,391
DAIR Green Fund [Member]
Disclosure of transactions between related parties [line items]
Total government grants received		$ 67,500